UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM I3F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:  __________

This Amendment  (Check only one.):            [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Joseph Stilwell
Address:             26 Broadway, 23rd Floor
                     New York, NY 10004

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joseph Stilwell
Title:
                     ---------------------
Phone:               212-269-5800

Signature, Place, and Date of Signing:

  /s/ Joseph Stilwell            New York, NY             April 21, 2009
------------------------      --------------------      --------------------
      [Signature] [City, State] [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     52

Form 13 Information Table Value Total:      $95,208

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.               Form 13F File Number          Name

         1                028-12466                     Stilwell Value LLC (1)












(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together the "Stilwell Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.

                           FORM 13F INFORMATION TABLE

                                                       Mkt
                                                       Value                                                     Voting Authority
                                    Title              (in     SH/PRN
      Name of Issuer               of Class   CUSIP    000's)  Amt.     SH/PRN Put/Call Inv. Disc.  Other Mgrs. Sole  Shared  None
      --------------               --------   -----    ------  ------   --------------------------  ----------- ----- ------  ----


ABINGTON BANCORP INC                 COM    00350L109    326    39,400    SH              DEFINED                39,400
ALLIANCE BANCORP INC/PA              COM    018921106  2,853   376,731    SH              DEFINED        1      376,731
AMERICAN BANCORP NJ INC              COM    02407E104    283    29,940    SH              DEFINED        1       29,940
AMERICAN PHYSICIANS CAPITAL INC      COM    028884104  1,432    35,000    SH              DEFINED                35,000
AMERICAN PHYSICIANS CAPITAL INC      COM    028884104 35,149   858,976    SH              DEFINED        1      858,976
ATLANTIC COAST FEDERAL CORP          COM    048425102     49    17,393    SH              DEFINED                17,393
BANK MUTUAL CORP                     COM    063750103    181    20,000    SH              DEFINED                20,000
BCSB BANCORP INC                     COM    055367106    175    20,000    SH              DEFINED                20,000
BENEFICIAL MUTUAL BANCORP INC        COM    08173R104    241    24,460    SH              DEFINED                24,460
BENJAMIN FRANKLIN BANCORP INC        COM    082073107    132    15,000    SH              DEFINED                15,000
CENTRAL BANCORP INC/MA               COM    152418109    379    80,000    SH              DEFINED        1       80,000
CHICOPEE BANCORP INC                 COM    168565109    238    20,000    SH              DEFINED                20,000
CLIFTON SAVINGS BANCORP INC          COM    18712Q103    105    10,480    SH              DEFINED                10,480
CMS BANCORP INC                      COM    12600U102    105    15,000    SH              DEFINED                15,000
EASTERN INSURANCE HOLDINGS INC       COM    276534104    304    39,089    SH              DEFINED        1       39,089
EASTERN INSURANCE HOLDINGS INC       COM    276534104    777   100,000    SH              DEFINED               100,000
ESSA BANCORP INC                     COM    29667D104    466    35,000    SH              DEFINED                35,000
FIRST DEFIANCE FINANCIAL CORP        COM    32006W106    204    33,810    SH              DEFINED        1       33,810
FIRST FINANCIAL NORTHWEST INC        COM    32022K102    209    25,000    SH              DEFINED                25,000
FIRST KEYSTONE FINANCIAL INC         COM    320655103    575    86,900    SH              DEFINED        1       86,900
FIRST PACTRUST BANCORP INC           COM    33589V101    581    86,000    SH              DEFINED        1       86,000
FIRST PACTRUST BANCORP INC           COM    33589V101     68    10,000    SH              DEFINED                10,000
FIRST SAVINGS FINANCIAL GROUP INC    COM    33621E109  1,935   201,521    SH              DEFINED        1      201,521
FIRST SAVINGS FINANCIAL GROUP INC    COM    33621E109    192    20,000    SH              DEFINED                20,000
FOX CHASE BANCORP                    COM    35137P106    142    15,000    SH              DEFINED                15,000
GENERAL ELECTRIC CO                  COM    369604103  2,022   200,000    SH              DEFINED        1      200,000
GS FINANCIAL CORP                    COM    362274102  1,165    87,912    SH              DEFINED        1       87,912
HAMPDEN BANCORP INC                  COM    40867E107    190    20,000    SH              DEFINED                20,000
HOME FEDERAL BANCORP INC/MD          COM    43710G105    219    25,100    SH              DEFINED                25,100
KINGSWAY FINANCIAL SERVICES INC      COM    496904103  8,844 4,825,000    SH              DEFINED        1    4,825,000
LAKE SHORE BANCORP INC               COM    510700107    270    40,000    SH              DEFINED        1       40,000
LOUISIANA BANCORP INC                COM    54619P104    756    59,100    SH              DEFINED        1       59,100
MALVERN FEDERAL BANCORP INC          COM    561410101  4,974   555,800    SH              DEFINED        1      555,800
MALVERN FEDERAL BANCORP INC          COM    561410101    179    20,000    SH              DEFINED                20,000
MERIDIAN INTERSTATE BANCORP INC      COM    58964Q104    674    80,000    SH              DEFINED                80,000
MSB FINANCIAL CORP                   COM    55352P102  2,238   282,898    SH              DEFINED        1      282,898
MUTUALFIRST FINANCIAL INC            COM    62845B104    480   100,000    SH              DEFINED        1      100,000
MUTUALFIRST FINANCIAL INC            COM    62845B104     48    10,000    SH              DEFINED                10,000
NAUGATUCK VALLEY FINANCIAL CORP      COM    639067107     83    13,975    SH              DEFINED                13,975
NEWPORT BANCORP INC                  COM    651754103    166    15,000    SH              DEFINED                15,000
NORTHEAST COMMUNITY BANCORP INC      COM    664112109  8,294 1,120,800    SH              DEFINED        1    1,120,800
NORTHEAST COMMUNITY BANCORP INC      COM    664112109     75    10,000    SH              DEFINED                10,000
NORTHWEST BANCORP INC/PA             COM    667328108    644    38,091    SH              DEFINED                38,091
OSAGE BANCSHARES INC                 COM    68764U106     98    12,146    SH              DEFINED        1       12,146
OSAGE BANCSHARES INC                 COM    68764U106    803   100,000    SH              DEFINED               100,000
PRUDENTIAL BANCORP INC/PA            COM    744319104 12,137 1,031,200    SH              DEFINED        1    1,031,200
PRUDENTIAL BANCORP INC/PA            COM    744319104    235    20,000    SH              DEFINED                20,000
ROMA FINANCIAL CORP                  COM    77581P109    648    50,000    SH              DEFINED                50,000
TECHE HOLDING CO                     COM    878330109  1,142    37,452    SH              DEFINED        1       37,452
TF FINANCIAL CORP                    COM    872391107    970    53,300    SH              DEFINED        1       53,300
TFS FINANCIAL CORP                   COM    87240R107    607    50,000    SH              DEFINED                50,000
WAYNE SAVINGS BANCSHARES INC         COM    94624Q101    146    25,000    SH              DEFINED                25,000
